SCHEDULE OF DEFERRED TAX LIABILITY (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Difference between tax and book basis of depreciation and amortization expense	$ 954,078	$ 966,978
Intangible assets acquired through the acquisition of One Eighty Ltd.	4,935,000	5,640,000
Less: deferred tax assets		(194,059)
Deferred tax liabilities, net	$ 5,889,078	$ 6,412,919